Pensions and Other Benefit Plans (Details 13)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Company's retirement plan asset allocation and target allocations
Target Allocation towards Equity securities	75.00%
Target Allocation towards Debt securities	25.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Company's retirement plan asset allocation and target allocations
Percent of Asset allocation, Equity securities	74.00%	79.00%
Target Allocation towards Equity securities	75.00%
Percent of Asset allocation, Debt securities	26.00%	21.00%
Target Allocation towards Debt securities	25.00%
Total plan assets	100.00%	100.00%
Target Allocation towards Total plan assets	100.00%
International postretirement benefit plans [Member]
Company's retirement plan asset allocation and target allocations
Percent of Asset allocation, Equity securities	62.00%	65.00%
Target Allocation towards Equity securities	64.00%
Percent of Asset allocation, Debt securities	38.00%	35.00%
Target Allocation towards Debt securities	36.00%
Total plan assets	100.00%	100.00%
Target Allocation towards Total plan assets	100.00%